UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09329

ALLIANCEBERNSTEIN GLOBAL HEALTH CARE FUND,

INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: June 30, 2008

Date of reporting period: September 30, 2007

ITEM 1.    SCHEDULE OF INVESTMENTS.

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AllianceBernstein Global Health Care Fund

Portfolio of Investments

September 30, 2007 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS - 99.1%
Health Care - 99.1%
Biotechnology - 15.8%
Amicus Therapeutics, Inc. (a)	52,200	$872,262
Amylin Pharmaceuticals, Inc. (a)	94,000	4,700,000
Basilea Pharmaceutica (a)	10,103	2,297,378
Celgene Corp. (a)	26,700	1,903,977
Genentech, Inc. (a)	68,380	5,335,008
Gilead Sciences, Inc. (a)	165,400	6,759,898

		21,868,523

Health Care Equipment & Supplies - 13.0%
Alcon, Inc.	47,300	6,807,416
Becton Dickinson & Co.	68,300	5,604,015
Nobel Biocare Holding AG	20,381	5,521,225

		17,932,656

Health Care Providers & Services - 21.5%
Aetna, Inc.	69,200	3,755,484
Laboratory Corp. of America Holdings (a)	56,849	4,447,297
Medco Health Solutions, Inc. (a)	51,400	4,646,046
UnitedHealth Group, Inc.	63,100	3,055,933
WellPoint, Inc. (a)	175,200	13,826,784

		29,731,544

Life Sciences Tools & Services - 1.6%
Luminex Corp. (a)	144,100	2,173,028

Pharmaceuticals - 47.2%
Abbott Laboratories	91,918	4,928,643
Allergan, Inc.	108,000	6,962,760
Eli Lilly & Co.	93,200	5,305,876
Johnson & Johnson	29,300	1,925,010
Merck & Co., Inc.	157,000	8,115,330
Novartis AG	114,151	6,279,830
Roche Holding AG	38,055	6,890,699
Schering-Plough Corp.	217,100	6,866,873
Shionogi & Co. Ltd.	89,000	1,368,345
Takeda Pharmaceutical Co. Ltd.	50,400	3,534,599
Teva Pharmaceutical Industries, Ltd. (ADR)	168,880	7,510,093
Wyeth	123,240	5,490,342

		65,178,400

Total Common Stocks (cost $85,239,262)		136,884,151

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 1.0%

Time Deposit - 1.0%
Montreal Bank
4.938%, 10/01/07 (cost $1,400,000)	$1,400	1,400,000

Total Investments - 100.1% (cost $86,639,262)		138,284,151
Other assets less liabilities - (0.1)%		(78,349)

Net Assets - 100.0%		$138,205,802

(a)	Non-income producing security.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:
ADR☐	-	☐	American Depositary Receipt☐

Country Breakdown *

AllianceBernstein Global Health Care Fund

September 30, 2007 (unaudited)

Summary

69.9%	United States
20.1%	Switzerland
5.4%	Israel
3.6%	Japan
1.0%	Short-Term Investments

100.0%	Total Investments

* All data are as of September 30, 2007. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002
11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Global Health Care Fund, Inc.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President
Date:	November 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date:	November 21, 2007

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	November 21, 2007

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